UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 November 3, 2005

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	83

Form13F Information Table Value Total:	248462

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      643    27000 SH       SOLE                    23400              3600
3M Company                     COM              88579y101     6916    94279 SH       SOLE                    79829             14450
Allstate Corp.                 COM              020002101     6068   109744 SH       SOLE                    93719             16025
Altria Group Inc               COM              02209s103      516     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     1716    67916 SH       SOLE                    54966             12950
American Express Co.           COM              025816109     6346   110473 SH       SOLE                   100798              9675
American Intl. Group           COM              026874107     4404    71074 SH       SOLE                    60449             10625
Amgen Corp.                    COM              031162100     5923    74347 SH       SOLE                    62147             12200
Avon Products                  COM              054303102     1608    59560 SH       SOLE                    46670             12890
BP Amoco PLC Spons ADR         COM              055622104     6161    86954 SH       SOLE                    81997              4957
Bank of America Corp.          COM              060505104     5586   132695 SH       SOLE                   113045             19650
Bard (C.R.), Inc.              COM              067383109     2129    32250 SH       SOLE                    31750               500
Bell South Corp.               COM              079860102      584    22207 SH       SOLE                    20132              2075
Berkshire Hathaway Class B     COM              084670207     2384      873 SH       SOLE                      712               161
Best Buy Co., Inc.             COM              086516101      698    16045 SH       SOLE                    11546              4499
Bristol Myers Squibb Co.       COM              110122108     1802    74900 SH       SOLE                    55050             19850
C D W Corporation              COM              12512n105     2895    49131 SH       SOLE                    42406              6725
CVS Corp.                      COM              126650100     4210   145134 SH       SOLE                   135050             10084
Caterpillar Inc.               COM              149123101      341     5800 SH       SOLE                     5800
Cendant Corp.                  COM              151313103     2412   116838 SH       SOLE                   105263             11575
Chevron Corp.                  COM              166764100     7132   110183 SH       SOLE                    93155             17028
Cisco Systems, Inc.            COM              17275r102     2483   138551 SH       SOLE                   120426             18125
Citigroup Inc.                 COM              172967101      870    19118 SH       SOLE                    15460              3658
Coca Cola Co.                  COM              191216100     4909   113662 SH       SOLE                   100972             12690
ConocoPhillips                 COM              20825c104     9723   139081 SH       SOLE                   116661             22420
Costco Wholesale Corp.         COM              22160k105     5061   117450 SH       SOLE                   101450             16000
Devon Energy Corporation       COM              25179m103     2181    31770 SH       SOLE                    28985              2785
Disney (Walt) Co.              COM              254687106     4381   181560 SH       SOLE                   164185             17375
DuPont                         COM              263534109      269     6874 SH       SOLE                     6874
Emerson Electric Co.           COM              291011104     2314    32226 SH       SOLE                    25476              6750
Exxon Mobil Corp.              COM              30231G102     8975   141256 SH       SOLE                   120354             20902
Fiserv Incorporated            COM              337738108     3063    66777 SH       SOLE                    56562             10215
Gannett Co. Inc.               COM              364730101     6132    89091 SH       SOLE                    76589             12502
General Electric Co.           COM              369604103    10402   308954 SH       SOLE                   261158             47796
Goldman Sachs Group            COM              38141g104     1131     9300 SH       SOLE                     8700               600
H. J. Heinz Co.                COM              423074103      292     8000 SH       SOLE                     7350               650
Harrah's Entertainment Inc.    COM              413619107     2520    38650 SH       SOLE                    33625              5025
Hewlett Packard Co             COM              428236103     4418   151293 SH       SOLE                   134143             17150
Home Depot Inc.                COM              437076102     6276   164559 SH       SOLE                   119309             45250
Honeywell Inc.                 COM              438516106     1537    40985 SH       SOLE                    36285              4700
Int'l Business Machines Corp.  COM              459200101     2232    27826 SH       SOLE                    21221              6605
Intel Corp.                    COM              458140100     1912    77566 SH       SOLE                    70416              7150
JP Morgan Chase & Co           COM              46625H100      438    12895 SH       SOLE                    12895
Jefferson - Pilot              COM              475070108     1366    26704 SH       SOLE                    23509              3195
Johnson & Johnson              COM              478160104     9299   146946 SH       SOLE                   132646             14300
Kimberly - Clark               COM              494368103     3723    62537 SH       SOLE                    51312             11225
Kraft Foods Inc                COM              50075n104      375    12250 SH       SOLE                     2250             10000
Lowe's Cos.                    COM              548661107      427     6636 SH       SOLE                     6636
Medco Health Solutions         COM              58405u102     6628   120891 SH       SOLE                   107244             13647
Medtronic, Inc.                COM              585055106     3983    74275 SH       SOLE                    61750             12525
Merck & Co. Inc.               COM              589331107     2195    80653 SH       SOLE                    76353              4300
Microsoft Corp.                COM              594918104     2504    97306 SH       SOLE                    87681              9625
Morgan Stanley                 COM              617446448     6203   114994 SH       SOLE                   109675              5319
Motorola Inc.                  COM              620076109      318    14450 SH       SOLE                    11150              3300
Murphy Oil Corp.               COM              626717102     4554    91320 SH       SOLE                    74570             16750
Mylan Laboratories             COM              628530107      415    21560 SH       SOLE                    21560
News Corp Class A              COM              65248e104      162    10408 SH       SOLE                    10408
Oracle Corporation             COM              68389X105      163    13117 SH       SOLE                    13117
Pepsico Inc.                   COM              713448108     1486    26198 SH       SOLE                    22798              3400
Pfizer, Inc.                   COM              717081103     4269   170956 SH       SOLE                   152345             18611
Procter & Gamble               COM              742718109     6219   104590 SH       SOLE                    99690              4900
Schering-Plough                COM              806605101     1028    48835 SH       SOLE                    43135              5700
Schlumberger Ltd.              COM              806857108     1911    22650 SH       SOLE                    21725               925
Scotts Miracle-Gro Co.         COM              810186106     1603    18230 SH       SOLE                    16405              1825
Standard & Poor's Dep. Rcpts.  COM              78462f103      477     3875 SH       SOLE                     3875
SunTrust Banks Inc.            COM              867914103     2119    30515 SH       SOLE                    22765              7750
TJX Companies Inc              COM              872540109     5610   273950 SH       SOLE                   232100             41850
Time Warner Inc.               COM              887317105     4134   228270 SH       SOLE                   205405             22865
U. S. Bancorp                  COM              902973304     2148    76500 SH       SOLE                    76500
Union Pacific Corp.            COM              907818108      206     2870 SH       SOLE                     2470               400
United Parcel Service Cl B     COM              911312106     5320    76950 SH       SOLE                    64975             11975
United Technologies Corp.      COM              913017109     5284   101931 SH       SOLE                    95531              6400
Verizon Communications         COM              92343v104      407    12463 SH       SOLE                    11536               927
Wachovia Corporation           COM              929903102     3157    66340 SH       SOLE                    54806             11534
Wal-Mart Stores                COM              931142103      322     7350 SH       SOLE                     6850               500
Walgreen Co.                   COM              931422109      252     5795 SH       SOLE                     3795              2000
WellPoint Inc.                 COM              94973v107     2747    36230 SH       SOLE                    34580              1650
Wells Fargo & Co.              COM              949746101     1101    18797 SH       SOLE                    16122              2675
Wendy's Intl                   COM              950590109     2382    52750 SH       SOLE                    44475              8275
Wireless Holgings Group, Inc.  COM              whgi             3    45000 SH       SOLE                    45000
Wyeth                          COM              983024100     1474    31850 SH       SOLE                    21550             10300
New Perspective Fund, Inc.                      648018109      211 7153.022 SH       SOLE                 5997.764          1155.258
Washington Mutual Investors Fu                  939330106      284 9182.097 SH       SOLE                 9182.097